Prepaid expenses and accrued income (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid expenses and accrued income [Abstract]
Prepaid expenses and accrued income
	As of December 31,
in CHF thousands	2018	2017
Prepaid expenses	2,364	1,440
Accrued income	3,667	2,799
Total	6,031	4,239